Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

February 16, 2012

Re:       Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
Registration Statement Nos. 333-171428 and 811-05716

Enclosed for filing please find Post-Effective Amendment No. 7 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485(a). The primary purpose of this filing is to add Red Herring language, pursuant to Rule 481, to the prospectus cover page which was filed on February 15, 2012 as part of Post-Effective Amendment No. 6 and reflected the following updates:

•	changing the quarterly lock-ins of highest Contract Value and termination provisions for the Maximum Anniversary Death Benefit,
•	decreasing the Annual Increase percentage for the Income Protector benefit from 8% to 7%, and
•	decreasing the initial Income Value Percentages for the Income Focus benefit by 0.25% for each age band.

In addition, we are also increasing the current rider charge for the Income Protector and Income Focus benefits within the previously declared maximums.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management.

Additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments does not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America

Allianz Life Insurance Company of New York

By: /s/ Stewart D. Gregg

            Stewart D. Gregg